LEASES - Operating leases (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
LEASES
Minimum payments	$ 848,817	$ 734,292	$ 1,145,682
Less than 1 year
LEASES
Minimum payments	385,947	280,038	466,689
1 year- 5 years
LEASES
Minimum payments	$ 462,870	$ 454,254	$ 678,993